CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	¥ (376,069)	$ (54,527)	¥ (621,025)	¥ (467,108)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	162,069	23,498	145,593	75,695
Depreciation and amortization	40,819	5,918	27,221	14,017
Loss (gain) on disposal of property and equipment	1,372	199	(52)	162
Loss on disposal of intangible assets	18	3
Inventory write-down	28,498	4,132	45,976	24,216
Credit loss	2,694	391	1,339	(645)
Investment income, net	(4,214)	(611)	(7,801)	(970)
Noncash lease expense	69,322	10,051	89,785	39,303
Exchange (gain) loss	7,875	1,142	(1,937)	(5,547)
Changes in operating assets and liabilities:
Accounts receivable	(86,977)	(12,610)	(242,395)	(98,276)
Notes receivable	47,402	6,873	(78,151)	11,004
Inventories	(406,291)	(58,907)	(400,554)	(304,474)
Prepayments and other current assets	(39,491)	(5,726)	69,279	(102,119)
Other non-current assets	1,738	252	(17,025)	(2,052)
Accounts payable	417,497	60,531	274,000	629,018
Accrued expenses and other current liabilities	177,644	25,758	120,923	111,284
Operating lease liabilities	(65,521)	(9,500)	(93,751)	(38,085)
Other non-current liabilities	(1,537)	(223)	(2,199)	(2,200)
Net cash used in operating activities	(23,152)	(3,356)	(688,837)	(116,777)
Investing activities:
Purchases of property and equipment	(31,574)	(4,578)	(62,592)	(25,505)
Purchases of intangible assets	(114)	(17)	(100)	(289)
Purchase of long-term investments			3,000
Payment of former VIE reorganization	(2,958)	(429)
Proceeds from sale of long-term investments	750	109	140
Purchase of short-term investments	(1,268,925)	(183,977)	(1,832,427)	(500,000)
Proceeds from sale or maturity of short-term investments	1,254,463	181,880	1,957,801	200,970
Proceeds from disposal of property and equipment	1,185	172	316	155
Net cash used in investing activities	(47,173)	(6,840)	60,138	(324,669)
Financing activities:
Net proceeds from issuance of ordinary shares upon the exercise of stock options	274	40	2,918	6,326
Payment for share repurchase			(5,887)	(11,981)
Contribution from redeemable non-controlling interest holders				934,820
Contribution from non-controlling interest holders				32,500
Proceeds from short-term bank borrowings	788,153	114,271	406,837	398,766
Repayment of short-term bank borrowings	(868,821)	(125,967)	(376,429)	(264,597)
Proceeds from other financing activities	646,399	93,719	61,900
Repayment for other financing activities	(543,270)	(78,767)	(15,000)	(25,427)
Net cash (used in) provided by financing activities	22,735	3,296	74,339	1,070,407
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	3,709	538	(3,502)	(8,149)
Net (decrease) increase in cash and cash equivalents	(43,881)	(6,362)	(557,862)	620,812
Cash and cash equivalents at the beginning of the year	760,672	110,287	1,318,534	697,722
Cash and cash equivalents at the end of the year	716,791	103,925	760,672	1,318,534
Supplemental disclosure of cash flow information:
Interest paid	9,549	1,384	5,625	10,865
Supplemental disclosures of non-cash investing and financing activities:
Changes in fair value of available-for-sale debt securities, net of tax	4,810	697	8,312	1,137
Purchases of property and equipment included in payables	570	83	6,476	1,771
Adjustment attributable to redeemable non-controlling interest	(88,419)	$ (12,820)	(133,370)
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	673,669		661,390	1,189,620
Restricted cash	43,122		99,282	128,914
Cash and cash equivalents, and restricted cash	¥ 716,791		¥ 760,672	¥ 1,318,534